Item 1. Schedule of Investments:
--------------------------------
Putnam Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

1-31-05

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Putnam Municipal Bond Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
IF COP -- Inverse Floating Rate Certificate of Participation
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

Municipal bonds and notes (99.7%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                 Rating (RAT)         Value
-----------------------------------------------------------------------------------------------------------
Alaska (0.2%)
-----------------------------------------------------------------------------------------------------------
       $750,000  Northern Tobacco Securitization Corp.
                 Rev. Bonds, 5 1/2s, 6/1/29                                       BBB              $669,773

Arizona (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,175,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 5/8s, 12/1/29                                                    B-/P            1,256,757
      2,000,000  Maricopa Cnty., Poll. Control Rev. Bonds
                 (Public Service Co. NM), Ser. A, 6.3s,
                 12/1/26                                                          Baa2            2,088,780
      1,000,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                 (Westminster Village), 7 7/8s, 6/1/09                            AAA/P           1,038,810
                                                                                              -------------
                                                                                                  4,384,347

Arkansas (1.2%)
-----------------------------------------------------------------------------------------------------------
      2,525,000  AR Dev. Fin. Auth. Rev. Bonds, Ser. D,
                 GNMA/FNMA Coll., 3s, 1/1/24                                      AAA             2,575,374
      2,000,000  Baxter Cnty., Hosp. Rev. Bonds, Ser. B,
                 5 5/8s, 9/1/28                                                   Baa2            2,038,220
                                                                                              -------------
                                                                                                  4,613,594

California (6.9%)
-----------------------------------------------------------------------------------------------------------
      1,200,000  CA Hlth. Fac. Auth. IFB (Catholic Hlth.
                 Care West), AMBAC, 8.656s, 7/1/17                                Aaa             1,251,300
        750,000  CA State G.O. Bonds, 5 1/8s, 4/1/23                              A                 801,090
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A
     11,000,000  AMBAC, 5 1/2s, 5/1/13                                            Aaa            12,611,280
      3,000,000  5 1/2s, 5/1/11                                                   A2              3,380,340
      1,000,000  CA State Econ. Recvy. G.O. Bonds, Ser.
                 A, 5s, 7/1/16                                                    Aa3             1,074,740
      1,750,000  CA Statewide Cmnty. Dev. Auth. COP (The
                 Internext Group), 5 3/8s, 4/1/30                                 BBB-            1,765,838
      1,500,000  Golden State Tobacco Securitization
                 Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38                         A-              1,617,105
        450,000  Orange Cnty., Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (No. 02-1 Ladera Ranch),
                 Ser. A, 5.55s, 8/15/33                                           BBB               461,678
      1,000,000  San Diego Cnty., Wtr. Auth. IF COP,
                 FGIC, 9.613s, 4/23/08                                            Aaa             1,204,360
      1,400,000  Vallejo, COP (Marine World Foundation),
                 7.2s, 2/1/26                                                     BBB-/P          1,471,974
                                                                                              -------------
                                                                                                 25,639,705

Colorado (4.1%)
-----------------------------------------------------------------------------------------------------------
     27,000,000  CO Hwy. Auth. Rev. Bonds (E-470 Pub.
                 Hwy.), Ser. B, zero %, 9/1/35                                    Baa3            3,402,270
                 CO Springs, Hosp. Rev. Bonds
      1,735,000  6 3/8s, 12/15/30 (prerefunded)                                   A3              2,057,190
      1,765,000  6 3/8s, 12/15/30                                                 A3              1,961,921
      2,000,000  Denver, City & Cnty. Arpt. Rev. Bonds,
                 Ser. D, AMBAC, 7 3/4s, 11/15/13                                  AAA             2,453,060
      5,200,000  SCA Tax Exempt Trust Multi-Fam. Mtge.
                 Rev. Bonds (Newport Village), Ser. A-8,
                 FSA, 7.1s, 1/1/30                                                Aaa             5,312,736
                                                                                              -------------
                                                                                                 15,187,177

Delaware (0.1%)
-----------------------------------------------------------------------------------------------------------
        500,000  GMAC Muni. Mtge. Trust 144A sub. notes,
                 Ser. A1-3, 5.3s, 10/31/39                                        A3                503,525

Florida (3.2%)
-----------------------------------------------------------------------------------------------------------
      4,015,000  Broward Cnty., Arpt. Syst. Rev. Bonds,
                 Ser. L, AMBAC, 5s, 10/1/25                                       Aaa             4,261,160
      3,000,000  Escambia Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Baptist Hosp. & Baptist Manor), 5
                 1/8s, 10/1/19                                                    A3              3,050,610
      1,000,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), Ser. A,
                 6.8s, 11/15/31                                                   Ba2             1,067,650
        375,000  Okeechobee Cnty., Solid Waste Mandatory
                 Put Bonds (Waste Management/Landfill),
                 Ser. A, 4.2s, 7/1/09                                             BBB               382,556
      3,000,000  Orange Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Regl. Hlth. Care Syst.), Ser. E,
                 6s, 10/1/26                                                      A2              3,219,330
                                                                                              -------------
                                                                                                 11,981,306

Georgia (2.1%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Burke Cnty., Poll. Control Dev. Auth.
                 Mandatory Put Bonds (GA Power Co.),
                 4.45s, 12/1/08                                                   A2              2,101,100
        200,000  GA Med. Ctr. Hosp. Auth. IFB, MBIA,
                 10.675s, 8/1/10                                                  Aaa               201,316
      1,875,000  Henry Cnty., Wtr. & Swr. Auth. Rev.
                 Bonds, FGIC, 5 5/8s, 2/1/30                                      Aaa             2,098,406
      1,750,000  Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s,
                 1/1/26                                                           AAA             1,879,553
      1,275,000  Rockdale Cnty., Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (Visay Paper, Inc.),
                 7.4s, 1/1/16                                                     B+              1,307,462
                                                                                              -------------
                                                                                                  7,587,837

Illinois (2.8%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Chicago, G.O. Bonds, Ser. A, FSA, 5s,
                 1/1/26                                                           Aaa             4,226,560
      2,750,000  Cook Cnty., G.O. Bonds, Ser. B, MBIA,
                 5s, 11/15/29                                                     Aaa             2,884,310
      1,600,000  IL Dev. Fin. Auth. Rev. Bonds
                 (Midwestern U.), Ser. B, 6s, 5/15/26                             A-              1,755,872
      1,500,000  IL Dev. Fin. Auth. Hosp. Rev. Bonds
                 (Adventist Hlth. Syst./Sunbelt
                 Obligation), 5.65s, 11/15/24                                     A               1,580,205
                                                                                              -------------
                                                                                                 10,446,947

Indiana (1.9%)
-----------------------------------------------------------------------------------------------------------
      4,215,000  Franklin, Cmnty. Mulit-School Bldg.
                 Corp. Rev. Bonds (First Mtg.), FGIC, 5s,
                 7/15/26                                                          AAA             4,458,838
      2,525,000  Hamilton Cnty., Pub. Bldg. Corp. G.O.
                 Bonds (First Mtg.), FSA, 5s, 2/1/26                              Aaa             2,671,677
                                                                                              -------------
                                                                                                  7,130,515

Iowa (0.6%)
-----------------------------------------------------------------------------------------------------------
      1,710,000  IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                 (Care Initiatives), 9 1/4s, 7/1/25                               BBB-/P          2,091,022

Kentucky (1.5%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Jefferson Cnty., Cap. Corp. Rev. Bonds,
                 MBIA, 5 1/2s, 6/1/28                                             Aaa             2,161,600
      1,200,000  KY Econ. Dev. Fin. Auth. Rev. Bonds
                 (Norton Hlth. Care, Inc.), Ser. A, 6
                 1/2s, 10/1/20                                                    BBB+/P          1,314,780
      1,875,000  KY Econ. Dev. Fin. Auth. Hlth. Syst.
                 Rev. Bonds (Norton Healthcare, Inc.),
                 Ser. A, 6 5/8s, 10/1/28                                          BBB/P           2,029,931
                                                                                              -------------
                                                                                                  5,506,311

Louisiana (0.1%)
-----------------------------------------------------------------------------------------------------------
        300,000  Tangipahoa Parish Hosp. Svcs. Rev. Bonds
                 (North Oaks Med. Ctr.), Ser. A, 5s,
                 2/1/25                                                           A                 305,913

Maine (0.4%)
-----------------------------------------------------------------------------------------------------------
      1,350,000  Rumford, Solid Waste Disp. Rev. Bonds
                 (Boise Cascade Corp.), 6 7/8s, 10/1/26                           Ba1             1,442,178

Massachusetts (6.8%)
-----------------------------------------------------------------------------------------------------------
      2,850,000  MA State Dev. Fin. Agcy. Rev. Bonds (MA
                 Biomedical Research), Ser. C, 6 1/4s,
                 8/1/20                                                           A1              3,193,910
      6,050,000  MA State Hlth. & Edl. Fac. Auth. IFB
                 (Med. Ctr. of Central MA), Ser. B,
                 AMBAC, 11.47s, 6/23/22                                           Aaa             7,385,175
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      1,250,000  (Civic Investments), Ser. A, 9s,
                 12/15/15                                                         BBB-            1,444,125
        750,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                          BBB-              797,895
      3,000,000  (Hlth. Care Syst. Covenant Hlth.), Ser.
                 E, 6s, 7/1/31                                                    A-              3,183,840
        300,000  MA State Hsg. Fin. Agcy. Rev. Bonds,
                 Ser. 53, MBIA, 6.15s, 12/1/29                                    Aaa               310,305
      3,455,000  MA State Port Auth. Rev. Bonds, U.S.
                 Govt. Coll., 13s, 7/1/13                                         Aaa             5,031,447
      3,700,000  MA State Wtr. Resource Auth. VRDN
                 (Multi-Modal), Ser. C, 1.97s, 8/1/20                             VMIG1           3,700,000
                                                                                              -------------
                                                                                                 25,046,697

Michigan (5.4%)
-----------------------------------------------------------------------------------------------------------
      1,435,000  Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5
                 1/4s, 4/1/24                                                     Aaa             1,577,151
      1,000,000  Detroit, City School Dist. G.O. Bonds,
                 Ser. A, FSA, 6s, 5/1/29                                          AAA             1,256,090
     10,780,000  Detroit, Swr. Disp. VRDN, Ser. B, FSA,
                 1.9s, 7/1/33                                                     VMIG1          10,780,000
      1,400,000  Dickinson Cnty., Econ. Dev. Corp. Poll.
                 Control Rev. Bonds (Intl. Paper Co.),
                 Ser. A, 4.8s, 11/1/18                                            Baa2            1,428,308
        300,000  Flint, Hosp. Bldg. Auth. Rev. Bonds
                 (Hurley Med. Ctr.), 6s, 7/1/20                                   Baa3              310,383
      1,000,000  MI State Hosp. Fin. Auth. Rev. Bonds
                 (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32                          A2              1,057,230
        500,000  MI State Strategic Fund, Ltd. Mandatory
                 Put Bonds (Dow Chemical), 5 1/2s, 6/1/13                         A3                551,160
      1,600,000  MI State Strategic Fund, Ltd. Rev. Bonds
                 (Detroit Edison Poll. Control), 5.65s,
                 9/1/29                                                           A3              1,675,872
      1,350,000  Midland Cnty., Econ. Dev. Corp. Rev.
                 Bonds, 6 3/4s, 7/23/09                                           Ba3             1,405,715
                                                                                              -------------
                                                                                                 20,041,909

Minnesota (0.5%)
-----------------------------------------------------------------------------------------------------------
        695,000  MN State Hsg. Fin. Agcy. Single Fam.
                 Mtge. Rev. Bonds, 6.05s, 7/1/31                                  Aa1               731,856
        905,000  SCA Tax Exempt Trust Multi-Fam. Mtge.
                 Rev. Bonds (Burnsville), Ser. A-9, FSA,
                 7.1s, 1/1/30                                                     Aaa               931,679
                                                                                              -------------
                                                                                                  1,663,535

Mississippi (0.9%)
-----------------------------------------------------------------------------------------------------------
        530,000  Lowndes Cnty., Solid Waste Disp. & Poll.
                 Control Rev. Bonds (Weyerhaeuser Co.),
                 Ser. B, 6.7s, 4/1/22                                             Baa2              642,593
      2,000,000  Mississippi Bus. Fin. Corp. Poll.
                 Control Rev. Bonds (Syst. Energy
                 Resources, Inc.), 5.9s, 5/1/22                                   BBB-            2,023,440
        750,000  MS Bus. Fin. Corp. Poll. Control Rev.
                 Bonds (Syst. Energy Resources, Inc.), 5
                 7/8s, 4/1/22                                                     BBB-              754,590
                                                                                              -------------
                                                                                                  3,420,623

Missouri (1.4%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Cape Girardeau Cnty., Indl. Dev. Auth.
                 Hlth. Care Fac. Rev. Bonds (St. Francis
                 Med. Ctr.), Ser. A, 5 1/2s, 6/1/32                               A               1,044,030
      1,000,000  MO State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32                         Aa2             1,045,680
      3,000,000  MO State Hlth. & Edl. Fac. Auth. VRDN
                 (St. Francis Med. Ctr.), Ser. A, 1.9s,
                 6/1/26                                                           A-1+            3,000,000
                                                                                              -------------
                                                                                                  5,089,710

Montana (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,175,000  Forsyth, Poll. Control Mandatory Put
                 Bonds (Avista Corp.), AMBAC, 5s,
                 12/30/08                                                         Aaa             1,249,871

Nevada (3.8%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Clark Cnty., Arpt. Rev. Bonds, Ser. A-2,
                 FGIC, 5 1/8s, 7/1/26                                             Aaa             5,308,350
      3,000,000  Clark Cnty., Indl. Dev. Rev. Bonds
                 (Southwest Gas Corp.), Ser. A, AMBAC,
                 6.1s, 12/1/38                                                    Aaa             3,402,900
      3,935,000  Henderson G.O. Bonds (Ltd. Tax -Swr.),
                 FGIC, 5s, 6/1/29                                                 Aaa             4,143,988
      1,200,000  Henderson, Local Impt. Dist. Special
                 Assmt. Bonds (No. T-14), 4 3/4s, 3/1/10                          BB-/P           1,221,672
                                                                                              -------------
                                                                                                 14,076,910

New Hampshire (0.3%)
-----------------------------------------------------------------------------------------------------------
        950,000  NH State Bus. Fin. Auth. Poll. Control
                 Rev. Bonds, 3 1/2s, 7/1/27                                       Baa2              951,758

New Jersey (3.6%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Newark, Hsg. Auth. Rev. Bonds (Port
                 Auth. Newark Marine Terminal), MBIA, 5
                 1/4s, 1/1/19                                                     AAA             2,214,220
                 NJ Econ. Dev. Auth. Rev. Bonds
        650,000  (Cedar Crest Vlg., Inc.), Ser. A, 7
                 1/4s, 11/15/31                                                   BB-/P             692,653
      1,000,000  (First Mtge. Presbyterian Home), Ser. A,
                 6 3/8s, 11/1/31                                                  BB/P            1,038,510
      1,750,000  (Cigarette Tax), 5 3/4s, 6/15/29                                 Baa2            1,857,853
        750,000  NJ State Edl. Fac. Auth. Rev. Bonds
                 (Fairleigh Dickinson), Ser. C, 6s,
                 7/1/20                                                           BBB-/P            823,433
      5,135,000  Passaic Valley, Rev. Bonds (Swr. Syst.),
                 Ser. F, FGIC, 5s, 12/1/13                                        Aaa             5,731,892
      1,100,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 3/4s, 6/1/39                                            BBB             1,119,459
                                                                                              -------------
                                                                                                 13,478,020

New York (12.2%)
-----------------------------------------------------------------------------------------------------------
      1,300,000  Long Island, Pwr. Auth. NY Elec. Syst.
                 Rev. Bonds, Ser. A, 5 3/4s, 12/1/24                              A3              1,430,221
      7,685,000  NY City, G.O. Bonds, Ser. C, 5 1/2s,
                 8/1/12                                                           A2              8,642,013
        500,000  NY City, Indl. Dev. Agcy. Rev. Bonds
                 (Visy Paper, Inc.), 7.95s, 1/1/28                                B-                524,735
        750,000  NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds (British Airways), 5 1/4s,
                 12/1/32                                                          BB+               605,558
                 NY City, Muni. Wtr. & Swr. Fin. Auth.
                 Rev. Bonds
        315,000  Ser. B, 5 3/4s, 6/15/26                                          A+/P              342,333
        685,000  (Unrefunded Balance), Ser. B, 5 3/4s,
                 6/15/26                                                          A+/P              738,992
     13,100,000  NY State Dorm. Auth. Mandatory Put
                 Bonds, Ser. B, 5 1/4s, 5/15/12                                   AA-            14,482,181
      5,905,000  NY State Dorm. Auth. Rev. Bonds (State
                 U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/17                           AA-             7,066,218
      2,000,000  NY State Energy Research & Dev. Auth.
                 Gas Fac. Rev. Bonds (Brooklyn Union
                 Gas), 6.952s, 7/1/26                                             A+              2,151,220
      1,100,000  Onondaga Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Solvay Paperboard, LLC), 7s,
                 11/1/30(acquired 6/30/04, cost
                 $1,141,503) (RES)                                                BB-/P           1,169,135
      4,500,000  Port. Auth. NY & NJ Special Obligation
                 Rev. Bonds (JFK Intl. Air Term. - 6),
                 MBIA, 5.9s, 12/1/17                                              Aaa             4,904,190
        650,000  Suffolk Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Peconic Landing), Ser. A, 8s,
                 10/1/30                                                          B+/P              699,407
      2,500,000  Triborough Bridge & Tunnel Auth. Rev.
                 Bonds, Ser. A, 5s, 1/1/32                                        Aa3             2,583,950
                                                                                              -------------
                                                                                                 45,340,153

North Carolina (3.4%)
-----------------------------------------------------------------------------------------------------------
                 NC Eastern Muni. Pwr. Agcy. Syst. Rev.
                 Bonds
      2,000,000  Ser. A, 5 3/4s, 1/1/26                                           Baa2            2,126,720
      1,000,000  Ser. B, 5.65s, 1/1/16                                            Baa2            1,070,260
                 NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.)
      3,000,000  Ser. B, 6 1/2s, 1/1/20                                           Baa1            3,401,910
      5,400,000  Ser. A, MBIA, 5 1/4s, 1/1/19                                     AAA             5,973,264
                                                                                              -------------
                                                                                                 12,572,154

North Dakota (0.6%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Grand Forks, Hlth. Care Syst. Rev. Bonds
                 (Altru Hlth. Syst. Oblig. Group), 7
                 1/8s, 8/15/24                                                    Baa2            2,200,100

Ohio (1.5%)
-----------------------------------------------------------------------------------------------------------
      2,700,000  OH State Air Quality Dev. Auth. VRDN
                 (Columbus Southern), Ser. C, 1.83s,
                 12/1/38                                                          VMIG1           2,700,000
        500,000  OH State Higher Ed. Fac. Comm. Rev.
                 Bonds (John Carroll U.), 5 1/4s,
                 11/15/33                                                         A2                533,280
      2,170,000  Rickenbacker, Port Auth. Rev. Bonds
                 (OASBO Expanded Asset Pooled), Ser. A, 5
                 3/8s, 1/1/32                                                     A2              2,367,730
                                                                                              -------------
                                                                                                  5,601,010

Oklahoma (0.9%)
-----------------------------------------------------------------------------------------------------------
      1,730,000  Durant, Cmnty. Facs. Auth. G.O. Bonds,
                 XLCA, 5 3/4s, 11/1/24                                            AAA             1,997,908
      1,075,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest
                 Hlth. Care Syst.), Ser. A, U.S. Govt.
                 Coll., 5 5/8s, 8/15/29                                           AAA             1,206,075
                                                                                              -------------
                                                                                                  3,203,983

Oregon (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  OR State Hsg. & Cmnty. Svcs. Dept. Rev.
                 Bonds (Single Family Mtg.), Ser. K, 5
                 5/8s, 7/1/29                                                     Aa2             1,067,940

Pennsylvania (8.3%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Allegheny Cnty., Indl. Dev. Auth. Rev.
                 Bonds, Ser. A, 6.7s, 12/1/20                                     Baa1            1,023,950
      1,350,000  Beaver Cnty., Indl. Dev. Auth. Poll.
                 Control Mandatory Put Bonds (Cleveland
                 Elec.), 3 3/4s, 10/1/08                                          Baa2            1,352,714
      2,025,000  Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
                 (USX Corp.), 5.6s, 3/1/33                                        Baa1            2,085,203
        890,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-              960,630
      5,000,000  Dauphin Cnty., Hosp. Auth. Rev. Bonds
                 (Hapsco-Western PA Hosp.), Ser. A, MBIA,
                 6 1/2s, 7/1/12                                                   Aaa             5,016,150
      3,000,000  Delaware Cnty., Indl. Dev. Auth. Rev.
                 Bonds, Ser. A, 6.2s, 7/1/19                                      BBB             3,178,410
      1,500,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds
                 (Gen. Hosp.), 5 1/2s, 3/15/26                                    A               1,577,625
      1,000,000  Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds (Lehigh Valley Hosp. Hlth.
                 Network), Ser. A, 5 1/4s, 7/1/32                                 A2              1,032,350
                 PA State Econ. Dev. Fin. Auth. Resource
                 Recvy. Rev. Bonds
        750,000  (Colver), Ser. E, 8.05s, 12/1/15                                 BBB-/P            772,245
        750,000  (Colver), Ser. D, 7.05s, 12/1/10                                 BBB-              769,755
      1,500,000  (Northampton Generating), Ser. A, 6.6s,
                 1/1/19                                                           BBB-            1,517,460
      1,000,000  (Northampton Generating), Ser. A, 6
                 1/2s, 1/1/13                                                     BBB-            1,013,430
                 PA State Higher Edl. Fac. Auth. Rev.
                 Bonds
        750,000  (Widener U.), 5 3/8s, 7/15/29                                    BBB+              788,685
      1,100,000  (Philadelphia College of Osteopathic
                 Medicine), 5s, 12/1/09                                           A               1,176,186
      2,505,000  Philadelphia, Gas Wks. Rev. Bonds, Ser.
                 A-1, FSA, 5s, 9/1/25                                             Aaa             2,653,496
      1,473,997  Philadelphia, Hosp. & Higher Ed. Fac.
                 Auth. Rev. Bonds (Hosp.-Graduate Hlth.
                 Sys.), Ser. A, 6 1/4s, 7/1/13 (In
                 default) (NON)                                                   D/P                 1,843
      1,100,000  Sayre, Hlth. Care Fac. Auth. Rev. Bonds
                 (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31                         A-              1,168,948
      3,000,000  Scranton, G.O. Bonds, Ser. C, 7.1s,
                 9/1/31                                                           AAA/P           3,690,960
      1,000,000  West Cornwall, Tpk. Muni. Auth. Rev.
                 Bonds (Elizabethtown College), 6s,
                 12/15/27                                                         BBB+            1,073,050
                                                                                              -------------
                                                                                                 30,853,090

Puerto Rico (0.9%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Rev.
                 Bonds, Ser. B, 6s, 7/1/39                                        A               3,489,870

South Carolina (2.2%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  SC Hosp. Auth. Rev. Bonds (Med. U.),
                 Ser. A, 6 1/2s, 8/15/32                                          AAA             1,208,920
                 SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                 Bonds (Palmetto Hlth. Alliance)
        700,000  Ser. A, 7 3/8s, 12/15/21                                         Baa2              858,312
      1,500,000  Ser. C, 6s, 8/1/20                                               Baa2            1,636,380
                 SC Tobacco Settlement Rev. Mgt. Rev.
                 Bonds, Ser. B
      2,000,000  6 3/8s, 5/15/30                                                  BBB             1,981,160
      1,500,000  6 3/8s, 5/15/28                                                  BBB             1,499,820
      1,000,000  Spartanburg Cnty., Solid Waste Disp.
                 Rev. Bonds (BMW Project), 7.55s, 11/1/24                         A1              1,034,050
                                                                                              -------------
                                                                                                  8,218,642

Tennessee (3.2%)
-----------------------------------------------------------------------------------------------------------
      7,000,000  Johnson City, Hlth. & Edl.  Fac. Hosp.
                 Board Rev. Bonds (First Mtg.- Mountain
                 States Hlth.), Ser. A, MBIA, 6s, 7/1/21                          Aaa             7,928,480
      2,425,000  Johnson City, Hlth. & Edl. Fac. Board
                 Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/33                                   BBB+            2,885,385
                 Shelby Cnty., Hlth. Edl. & Hsg. Fac.
                 Hosp. Board Rev. Bonds (Methodist Hlth.
                 Care)
        630,000  6 1/2s, 9/1/26                                                   A3                764,643
        370,000  6 1/2s, 9/1/26                                                   A3                440,055
                                                                                              -------------
                                                                                                 12,018,563

Texas (8.3%)
-----------------------------------------------------------------------------------------------------------
      2,200,000  Alliance, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 6 3/8s, 4/1/21                          Baa2            2,304,697
        500,000  Comal Cnty., Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Hlth. Care Syst. - McKenna
                 Memorial), Ser. A, 6 1/4s, 2/1/32                                Baa2              520,385
                 Dallas-Fort Worth, Intl. Arpt. Fac.
                 Impt. Corp. Rev. Bonds
      1,000,000  (American Airlines, Inc.), 6 3/8s,
                 5/1/35                                                           Caa2              628,850
      5,000,000  Ser. A, FGIC, 5 3/4s, 11/1/13                                    Aaa             5,616,050
      2,515,000  Frisco Indpt. School Dist. G.O. Bonds
                 (School Bldg.), Ser. B, MBIA, 5s,
                 7/15/28                                                          Aaa             2,628,602
                 Gulf Coast, Waste Disp. Auth. Rev. Bonds
      1,000,000  (Valero Energy Corp.), 6.65s, 4/1/32                             BBB             1,092,190
      1,250,000  Ser. A, 6.1s, 8/1/24                                             Baa2            1,334,262
      1,500,000  Harris Cnty., Hlth. Fac. Dev. Corp.
                 Hosp. Rev. Bonds (Memorial Hermann Hlth.
                 Care Syst.), Class A, 5 1/4s, 12/1/17                            A2              1,634,490
      1,400,000  Houston, Arpt. Syst. Rev. Bonds
                 (Continental Airlines, Inc.), Ser. E, 6
                 3/4s, 7/1/29                                                     B-              1,180,690
      2,405,000  New Caney, Indpt. School Dist. G.O.
                 Bonds, FGIC, 5s, 2/15/29                                         Aaa             2,516,326
      1,000,000  Nueces Cnty., Port of Corpus Christi
                 Rev. Bonds (Union Pacific), 5.65s,
                 12/1/22                                                          Baa2            1,058,980
      1,500,000  Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds,
                 6s, 10/1/21                                                      Baa2            1,631,175
      8,000,000  Texas State Tpk. Auth. Rev. Bonds
                 (Central Texas Tpk. Syst.), Ser. A,
                 AMBAC, 5 1/2s, 8/15/39                                           Aaa             8,773,760
                                                                                              -------------
                                                                                                 30,920,457

Utah (0.2%)
-----------------------------------------------------------------------------------------------------------
        675,000  UT Cnty., Env. Impt. Rev. Bonds
                 (Marathon Oil), 5.05s, 11/1/17                                   Baa1              737,242

Virginia (0.7%)
-----------------------------------------------------------------------------------------------------------
        500,000  Prince William Cnty., Indl. Dev. Auth.
                 Hosp. Rev. Bonds (Potomac Hosp. Corp.),
                 5.35s, 10/1/36                                                   A3                521,010
      2,000,000  Richmond, Pub. Util. Rev. Bonds, FSA,
                 5s, 1/15/27                                                      Aaa             2,130,660
                                                                                              -------------
                                                                                                  2,651,670

Washington (5.1%)
-----------------------------------------------------------------------------------------------------------
      7,000,000  King Cnty., G.O. Bonds, Ser. C, 6 1/4s,
                 1/1/32                                                           Aa1             7,587,160
      7,430,000  Seattle Wtr. Syst. Rev. Bonds, MBIA, 4
                 1/2s, 9/1/11                                                     Aaa             8,016,970
                 Tobacco Settlement Auth. of WA Rev.
                 Bonds
        900,000  6 5/8s, 6/1/32                                                   BBB               908,766
      2,420,000  6 1/2s, 6/1/26                                                   BBB             2,467,045
                                                                                              -------------
                                                                                                 18,979,941

West Virginia (0.7%)
-----------------------------------------------------------------------------------------------------------
      2,530,000  West Virginia U. Rev. Bonds, Ser. C,
                 FGIC, 5s, 10/1/28                                                Aaa             2,648,278

Wisconsin (1.9%)
-----------------------------------------------------------------------------------------------------------
                 Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds
      2,600,000  7s, 6/1/28                                                       BBB             2,682,134
      2,600,000  6 3/8s, 6/1/32                                                   BBB             2,574,805
      1,600,000  WI State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Wheaton Franciscan), 5 3/4s,
                 8/15/30                                                          A2              1,706,896
                                                                                              -------------
                                                                                                  6,963,835
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $351,173,065)                          $369,976,111

Corporate bonds and notes (0.3%) (a) (cost $1,000,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,000,000  GMAC Muni. Mtge. Trust 144A sub. notes
                 Ser. A1-2, 4.9s, 2039                                                           $1,000,690
                                                                                              -------------
                 Total Investments (cost $352,173,065)(b)                                      $370,976,801
-----------------------------------------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on portfolio market value.

  (b) The aggregate identified cost on a tax basis is $352,246,582, resulting in gross unrealized appreciation and depreciation of $21,117,839 and $2,387,620, respectively, or net unrealized appreciatxion of $18,730,219.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at January 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at January 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2005 was $1,169,135 or 0.3% of portfolio market value.

      The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at January 31, 2005.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.


      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at January 31, 2005.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The fund had the following industry group concentrations greater than 10% at January 31, 2005 (as a percentage of portfolio market value):

      Utilities           26.6%
      Health care         21.6
      Transportation      14.8
      Housing             11.9


      The fund had the following insurance concentrations greater than 10% at January 31, 2005 (as a percentage of portfolio market value):

      AMBAC               12.1%
      MBIA                11.4

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnamin



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005